SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Restricted Shares Units Activity
	2024		2023		2022
Details	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value
Outstanding as of beginning of year	1,585,560	$38.10	1,712,996	$32.90	2,211,100	$24.11
Granted	1,581,492	$31.89	797,241	$37.64	612,881	$44.99
Converted	(726,007)	$36.52	(870,720)	$27.80	(1,068,219)	$21.99
Forfeited	(42,910)	$36.96	(53,957)	$32.49	(42,766)	$24.24
Outstanding as of end of year (*)	2,398,135	$34.51	1,585,560	$38.10	1,712,996	$32.90

(*) Include (i) 736,014, 559,184 and 595,757 PSUs as of December 31, 2024, 2023 and 2022, respectively and (ii) 649,249 MSUs as of December 31, 2024.  The performance goals of 736,014 PSUs outstanding as of December 31, 2024 were achieved. The achievement of market goals of the MSUs outstanding as of December 31, 2024 shall be determined in accordance with a defined performance measurement methodology.

Schedule of Employees Share Incentive Plans
Details for the year ended December 31	2024	2023	2022
The intrinsic value of converted RSUs	$28,667	$26,976	$48,829
The original fair value of converted RSUs	$26,510	$24,206	$23,492

Schedule of Stock-Based Compensation Expense in Statement of Operations
Details	2024	2023	2022
Cost of goods	$8,764	$8,332	$7,393
Research and development, net	7,422	5,639	4,754
Marketing, general and administrative	17,651	13,960	12,068
Total stock-based compensation expense	$33,837	$27,931	$24,215